Related parties	12 Months Ended
Dec. 31, 2021
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of transactions between related parties [line items]
Related parties

4.     Related parties

Accounts receivable from related parties and accounts payable to related parties are made up as follows:

	December 31, 2021	December 31, 2020
	US$(000)	US$(000)

Accounts receivable from related parties
Parent Company
FMC (a)	551,595	462,304
Other related parties
Climax Molybdenum Marketing Corporation (b)	23,247	14,319
Sumitomo (c)	11,238	16,352
Embedded derivatives
Embedded derivatives (d)	12,793	101,434

Total accounts receivable from related parties	598,873	594,409

Classification by measurement
Accounts receivables from related parties (subject to provisional pricing)	558,581	376,235
Accounts receivables from related parties (not subject to provisional pricing)	27,499	116,740
Embedded derivatives (d)	12,793	101,434

	598,873	594,409

Accounts payable to related parties
Other related parties
Freeport-McMoRan Sales Company Inc.	2,935	2,883
Minera Freeport-McMoRan South America Ltda	491	402
Freeport Cobalt OY	—	161

Total accounts payable, short term	3,426	3,446

(a)

Accounts receivable from FMC mainly correspond to sales of copper concentrate and copper cathode. The Company has a long-term agreement with FMC through which it has committed to sell between 70% and 80% of its annual copper concentrate production through December 31, 2021 and will continue in force until one of the parties communicates its intention to terminate with an advance written notice of at least 24 months. Terms of the contract are reviewed annually.

(b)

The Company has a long-term agreement with Climax Molybdenum Marketing Corporation (a wholly owned subsidiary of FMC) through which it has committed to sell 100% of its annual molybdenum concentrate production, at a price based on MWDO and under incoterm CIF from February 1, 2020, through January 31, 2022. A new agreement commenced on February 1, 2022, through January 31, 2023, and will continue in force until one of the parties communicates its intention to terminate.

(c)

The Company has a long-term agreement with Sumitomo through which it has committed to sell 21% of its annual copper concentrate production through December 31, 2021 and will continue in force until one of the parties communicates its intention to terminate with an advance written notice of at least 24 months. Terms of the contract are reviewed annually.

(d)	Reflects the embedded derivative adjustment associated with accounts receivable from related parties (see Note 2(d) and 21).

Short-term and long-term employee benefits are recognized as expenses during the period earned. Benefits received by key management personnel represent 0.25% of total revenues for the year 2021 (0.45% for year 2020 and 0.42% for the year 2019). For years, 2021, 2020 and 2019, Freeport granted stock-based compensation to certain key management personnel (see Note 12(d)).

Terms and transactions with related parties -

Transactions with related parties are made at normal market prices. Outstanding balances are unsecured, interest free and settlement occurs in cash. There have been no guarantees provided or received for any accounts receivable from related parties. As of December 31, 2021, 2020 and 2019, the Company had not recorded any expected credit loss in accounts receivable from related parties because they are considered recoverable.

The following is a summary of the transactions with related entities that affected results (not including copper and molybdenum sales described in Note 14) for the years ended December 31, 2021, 2020, and 2019:

	December 31, 2021	December 31, 2020	December 31, 2019
	US$(000)	US$(000)	US$(000)

Revenues
Demurrage	65	226	688
Supplies	—	768	—
Reimbursement	—	—	491

	65	994	1,179

Expenses
Reimbursement of information technology services	16,941	15,900	11,533
Commissions	8,484	7,801	8,953
Stock-based compensation (a)	2,894	2,259	1,560
Management fee	2,352	2,159	2,923
Supplies	—	492	908
	30,671	28,611	25,877

(a)

As indicated in the table above, during 2021, 2020 and 2019 stock-based compensation expense totaled US $2.9 million, US $2.3 million and US $1.6 million respectively. The related payments/settlements totaled US $2.7 million, US $0.8 million and US $0.4 million respectively. This activity resulted in a net increase of US $0.2 million in 2021, US $1.5 million in 2020 and US $1.2 million in 2019, in “Other capital contributions” in the statements of changes in shareholders’ equity.